Exhibit 99
Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	September 2017
Payment Date	10/16/2017
Transaction Month	4
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,410,368,510.87	55,385	55.9 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$293,400,000.00	1.30000%	July 15, 2018
Class A-2a Notes	$233,100,000.00	1.49%	May 15, 2020
Class A-2b Notes	$233,100,000.00	1.30%	May 15, 2020
Class A-3 Notes	$373,700,000.00	1.69%	November 15, 2021
Class A-4 Notes	$102,770,000.00	1.87%	September 15, 2022
Class B Notes	$39,030,000.00	2.15%	October 15, 2022
Class C Notes	$26,020,000.00	2.33%	December 15, 2023
Total	$1,301,120,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,738,847.21

Principal:
Principal Collections	$26,497,775.12
Prepayments in Full	$13,749,945.09
Liquidation Proceeds	$254,366.75
Recoveries	$(450.00)
Sub Total	$40,501,636.96
Collections	$43,240,484.17

Purchase Amounts:
Purchase Amounts Related to Principal	$57,397.02
Purchase Amounts Related to Interest	$232.90
Sub Total	$57,629.92

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$43,298,114.09

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	September 2017
Payment Date	10/16/2017
Transaction Month	4
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$43,298,114.09
Servicing Fee	$1,060,824.86	$1,060,824.86	$0.00	$0.00	$42,237,289.23
Interest - Class A-1 Notes	$173,204.70	$173,204.70	$0.00	$0.00	$42,064,084.53
Interest - Class A-2a Notes	$289,432.50	$289,432.50	$0.00	$0.00	$41,774,652.03
Interest - Class A-2b Notes	$261,833.72	$261,833.72	$0.00	$0.00	$41,512,818.31
Interest - Class A-3 Notes	$526,294.17	$526,294.17	$0.00	$0.00	$40,986,524.14
Interest - Class A-4 Notes	$160,149.92	$160,149.92	$0.00	$0.00	$40,826,374.22
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$40,826,374.22
Interest - Class B Notes	$69,928.75	$69,928.75	$0.00	$0.00	$40,756,445.47
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$40,756,445.47
Interest - Class C Notes	$50,522.17	$50,522.17	$0.00	$0.00	$40,705,923.30
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$40,705,923.30
Regular Principal Payment	$154,723,804.64	$40,705,923.30	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$43,298,114.09

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$40,705,923.30
Total					$40,705,923.30
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$40,705,923.30	$138.74	$173,204.70	$0.59	$40,879,128.00	$139.33
Class A-2a Notes	$0.00	$0.00	$289,432.50	$1.24	$289,432.50	$1.24
Class A-2b Notes	$0.00	$0.00	$261,833.72	$1.12	$261,833.72	$1.12
Class A-3 Notes	$0.00	$0.00	$526,294.17	$1.41	$526,294.17	$1.41
Class A-4 Notes	$0.00	$0.00	$160,149.92	$1.56	$160,149.92	$1.56
Class B Notes	$0.00	$0.00	$69,928.75	$1.79	$69,928.75	$1.79
Class C Notes	$0.00	$0.00	$50,522.17	$1.94	$50,522.17	$1.94
Total	$40,705,923.30	$31.29	$1,531,365.93	$1.18	$42,237,289.23	$32.47

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	September 2017
Payment Date	10/16/2017
Transaction Month	4

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$154,723,804.64	0.5273477	$114,017,881.34	0.3886090
Class A-2a Notes	$233,100,000.00	1.0000000	$233,100,000.00	1.0000000
Class A-2b Notes	$233,100,000.00	1.0000000	$233,100,000.00	1.0000000
Class A-3 Notes	$373,700,000.00	1.0000000	$373,700,000.00	1.0000000
Class A-4 Notes	$102,770,000.00	1.0000000	$102,770,000.00	1.0000000
Class B Notes	$39,030,000.00	1.0000000	$39,030,000.00	1.0000000
Class C Notes	$26,020,000.00	1.0000000	$26,020,000.00	1.0000000
Total	$1,162,443,804.64	0.8934178	$1,121,737,881.34	0.8621325

Pool Information
Weighted Average APR	2.641%	2.627%
Weighted Average Remaining Term	53.30	52.48
Number of Receivables Outstanding	52,288	51,296
Pool Balance	$1,272,989,833.58	$1,232,228,253.41
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,174,468,209.60	$1,137,155,530.05
Pool Factor	0.9025938	0.8736924

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,051,842.55
Yield Supplement Overcollateralization Amount	$95,072,723.36
Targeted Overcollateralization Amount	$132,526,774.75
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$110,490,372.07

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,051,842.55
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,051,842.55
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,051,842.55

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	September 2017
Payment Date	10/16/2017
Transaction Month	4
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		87	$202,096.19
(Recoveries)		4	$(450.00)
Net Loss for Current Collection Period			$202,546.19
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1909%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0002%
Second Prior Collection Period			0.0253%
Prior Collection Period			0.2263%
Current Collection Period			0.1940%
Four Month Average (Current and Prior Three Collection Periods)			0.1114%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		305	$484,108.12
(Cumulative Recoveries)			$8,911.79
Cumulative Net Loss for All Collection Periods			$475,196.33
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0337%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,587.24
Average Net Loss for Receivables that have experienced a Realized Loss			$1,558.02

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.57%	274	$6,996,319.36
61-90 Days Delinquent	0.05%	22	$649,782.15
91-120 Days Delinquent	0.03%	9	$355,823.73
Over 120 Days Delinquent	0.00%	3	$50,589.78
Total Delinquent Receivables	0.65%	308	$8,052,515.02

Repossession Inventory:
Repossessed in the Current Collection Period		19	$478,442.19
Total Repossessed Inventory		27	$716,464.88

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0581%
Prior Collection Period			0.0650%
Current Collection Period			0.0663%
Three Month Average			0.0631%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		0.90%
13-24		1.70%
25-36		3.00%
37+		4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0857%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	September 2017
Payment Date	10/16/2017
Transaction Month	4

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer